Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Significant Accounting Policies [Text Block]

1. Summary of Significant Accounting Policies

Nature of Operations — Seneca Foods Corporation (the “Parent Company”) and subsidiaries (the “Company”) currently has 26 plants and 25 warehouses in eight states in support of its operations. The Company markets private label and branded packaged foods to retailers and institutional food distributors.

Principles of Consolidation — The consolidated financial statements include the accounts for the Parent Company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Revenue Recognition — Revenue recognition is completed primarily at a point in time basis when product control is transferred to the customer.  In general, control transfers to the customer when the product is shipped or delivered to the customer based upon applicable shipping terms, as the customer can direct the use and obtain substantially all of the remaining benefits from the asset at this point in time.  See Note 4, Revenue Recognition, for further discussion of the policy.

Trade promotions are an important component of the sales and marketing of the Company’s branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may take extended periods of time.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not required. A relatively limited number of customers account for a large percentage of the Company’s total net sales. The top ten customers represented approximately 50%, and 49% of net sales for 2021 and 2020, respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not experienced any losses in such accounts.

Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents. As of March 31, 2021, the Company had $47.4 million of cash and cash equivalents invested in a money market fund that invests in high-quality, short-term obligations that present minimal credit risk including U.S. government securities, demand notes of U.S. and foreign corporations, certificates of deposit and time deposits, and asset backed securities. There were no such investments as of March 31, 2020.

Fair Value of Financial Instruments — The carrying values of cash and cash equivalents (Level 1), accounts receivable, short-term debt (Level 2) and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. See Note 11, Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The three-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobserved inputs (Level 3). The three levels are defined as follows:

●	Level 1- Quoted prices for identical instruments in active markets.

●

Level 2- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.

●	Level 3- Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable.

Cash and cash equivalents as of March 31, 2021 include an investment in a money market fund, which is classified within Level 1 of the fair value hierarchy because it has readily-available market prices in active markets that are publicly accessible at the measurement date.

Deferred Financing Costs — Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not materially different than using the effective interest rate method. As of March 31, 2021 there were $0.9 million of unamortized financing cost included in other current assets and $0.1 million of unamortized financing costs included as a contra to long-term debt and current portion of long-term debt on the Consolidated Balance Sheets.

Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first-out (“LIFO”) method; or market.

Income Taxes — The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company’s forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense.

Assets Held for Sale—The Company classifies property and equipment as held for sale when certain criteria are met. At such time, the properties, including significant assets that are expected to be transferred as part of a sale transaction, are presented separately on the consolidated balance sheet at the lower of carrying value or estimated fair value less costs to sell and depreciation is no longer recognized. Assets classified as held for sale included buildings, land and equipment.

Discontinued Operations — Discontinued operations comprise those activities that have been disposed of during the period or that have been classified as held for sale at the end of the period, and represent a separate major line of business or geographical area that can be clearly distinguished for operational and financial reporting purposes. In fiscal 2019, the Company sold its Modesto fruit operations and began reporting the results of operations, cash flows and the balance sheet amounts pertaining to this as a component of discontinued operations in the consolidated financial statements.

Unless otherwise indicated, information in the notes to the consolidated financial statements relates to continuing operations.

Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to continuing operations were $1.8 million and $2.2 million in 2021 and 2020, respectively.

Accounts Receivable and Doubtful Accounts — Accounts receivable is stated at invoice value, which is net of any off invoice promotions.  A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over 15 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available.

Earnings per Common Share — The Company has three series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Years ended March 31,	2021	2020
Continuing Operations	(In thousands, except per share amounts)
Basic
Continuing operations earnings	$126,100	$51,188
Deduct preferred stock dividends	23	23
Undistributed earnings	126,077	51,165
Earnings attributable to participating preferred shareholders	493	206
Earnings attributable to common shareholders	$125,584	$50,959
Weighted average common shares outstanding	9,088	9,264
Basic earnings from continuing operations per common share	$13.82	$5.50
Diluted
Earnings attributable to common shareholders	$125,584	$50,959
Add dividends on convertible preferred stock	20	20
Earnings attributable to common stock on a diluted basis	$125,604	$50,979
Weighted average common shares outstanding-basic	9,088	9,264
Additional shares to be issued related to the equity compensation plan	3	2
Additional shares to be issued under full conversion of preferred stock	67	67
Total shares for diluted	9,158	9,333
Diluted earnings from continuing operations per share	$13.72	$5.46

Years ended March 31,	2021	2020
Discontinued Operations	(In thousands, except per share amounts)
Basic
Discontinued operations earnings	$-	$1,147
Deduct preferred stock dividends	-	23
Undistributed earnings	-	1,124
Earnings attributable to participating preferred shareholders	-	5
Earnings attributable to common shareholders	$-	$1,119
Weighted average common shares outstanding		9,264
Basic earnings from discontinued operations per common share	$-	$0.12
Diluted
Earnings attributable to common shareholders	$-	$1,119
Add dividends on convertible preferred stock	-	20
Earnings attributable to common stock on a diluted basis	$-	$1,139
Weighted average common shares outstanding-basic	-	9,264
Additional shares to be issued related to the equity compensation plan	-	2
Additional shares to be issued under full conversion of preferred stock	-	67
Total shares for diluted	-	9,333
Diluted earnings from discontinued operations per share	$-	$0.12

Depreciation and Valuation — Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was $27.1 million and $26.1 million, in 2021, and 2020, respectively. The estimated useful lives are as follows: buildings and improvements — 30 years; machinery and equipment — 10-15 years; computer software — 3-5 years; vehicles — 3-7 years; and land improvements — 10-20 years.

The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value.

Additionally, the Company’s assesses the potential for an other-than-temporary impairment of its equity method investment when impairment indicators are identified. The Company considers all available information, including the recoverability of the investment, the earnings and near-term prospects of the investment, factors related to the industry, amongst others relevant information. If an investment is considered to be impaired and the decline in value is other than temporary, an impairment charge is recorded. During 2021, the Company recorded an other-than-temporary impairment charge of $9.7 million to its equity method investment representing the difference between the carrying value of the Company’s investment and its proportionate share of the investment’s fair value. This charge was included in “Loss from equity investment” in the Company’s Consolidated Statements of Net Earnings. There were no significant impairment losses in 2020.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

Recently Issued Accounting Standards — In August 2018, the FASB issued ASU No. 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Topic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans, which modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 became effective for annual periods ending after December 15, 2020. The Company adopted the standard for its fiscal year ended March 31, 2021 and the adoption of ASU 2018-14 did not have an impact on the consolidated financial statements as this ASU only modified disclosure requirements. See Note 10 “Retirement Plants” and related disclosures.

In May 2020, the SEC issued a final rule that amends the financial statement requirements for acquisitions and dispositions of businesses. The amendments primarily relate to disclosures required by Rule 3-05 and Article 11 of Regulation S-X. Among other things, the final rule modifies the tests provided in Rule 1-02(w) of Regulation S-X used to determine whether a subsidiary or an acquired or disposed business is significant. The amendments took effect January 1, 2021 and the Company elected not to early adopt the provisions of the final rule prior to that date. Therefore the final rule became effective January 1, 2021 and did not impact the Company’s financial statement disclosures in fiscal 2021.

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting which provides optional guidance for a limited time to ease the potential accounting burden associated with the expected market transition away from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. LIBOR is used to determine interest expense related to the Company’s Revolver, which matures in 2026. This update was effective starting March 12, 2020 and the Company may elect to apply the amendments prospectively through December 31, 2022. We are currently evaluating the effect that ASU 2020-04 will have on our consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU No. 2019-12 to simplify the accounting for income taxes by removing certain exceptions to the general principles and simplify areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enacted tax laws or rate changes. The new standard will be effective for the Company in the first quarter fiscal year 2022. We are currently evaluating the effect that the new standard will have on the Company’s financial position, results of operations and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments," which was subsequently amended in November 2018 through ASU No. 2018-19, "Codification Improvements to Topic 326, Financial Instruments - Credit Losses." ASU No. 2016-13 will require entities to estimate lifetime expected credit losses for trade and other receivables along with other financial instruments which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. In November 2019, the FASB issued ASU No. 2019-10, which, among other things, deferred the application of the new guidance on credit losses for smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. This guidance will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (i.e., a modified-retrospective approach). Under the above-mentioned deferral, the Company expects to adopt ASU No. 2016-03, and the related ASU No. 2018-19 amendments, beginning as of April 1, 2023 and is in the process of assessing the impact, if any, that this new guidance is expected to have on the Company’s results of operations, financial condition and/or financial statement disclosures.

Reclassifications — Certain previously reported amounts have been reclassified to conform to the current period classification.